Inventories - Schedule of Inventories (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Inventories [Abstract]
Raw materials	RM 5,964,255	$ 1,417,226	RM 6,641,985
Work-in-progress	194,452	46,206	384,463
Finished goods	2,232,202	530,416	2,027,588
Goods-in-transit	790,199	187,767	711,981
Packaging materials	31,752	7,545	21,958
Inventories	RM 9,212,860	$ 2,189,160	RM 9,787,975